PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 35	$ 9
Ukraine
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 27